Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income for the year	$ 339,287	$ 28,884
Adjustments for:
Depreciation and depletion	222,616	216,121
Finance expense	95,381	60,201
Share of net (income) loss of associates	(702)	17,465
Change in fair value of derivatives	123,289	(31,563)
Settlements of derivatives	(13,857)	33,651
Gain on remeasurement of previously held interest in the Greenstone Mine	(579,816)	0
Expected credit losses and write-offs	(31)	13,802
Unrealized foreign exchange (gain) loss	(21,418)	9,439
Gain on sale of partial interest and reclassification of investment in i-80 Gold Corp. (“i-80 Gold”)	0	(34,467)
Income tax expense (recovery)	290,794	(14,116)
Income taxes paid	(19,602)	(13,567)
Gold sale prepayments	0	225,000
Other	(5,743)	16,600
Operating cash flow before changes in non-cash working capital	430,198	527,450
Changes in non-cash working capital	(58,014)	(168,987)
Cash provided by (used in) operating activities	372,184	358,463
Investing activities
Expenditures on mineral properties, plant and equipment	(412,073)	(523,298)
Acquisition of Greenstone Mine (“Greenstone Acquisition”)	(744,110)	0
Purchases of marketable securities	0	(8,927)
Proceeds from dispositions of marketable securities	48,191	53,359
Net proceeds from sale of partial interest in i-80 Gold	0	22,846
Other	(3,727)	(6,654)
Cash provided by (used in) investing activities	(1,111,719)	(462,674)
Financing activities
Draw down on credit facility	560,000	253,667
Proceeds from issuance of convertible notes	0	172,500
Repayment of portion of credit facility	0	(293,000)
Proceeds from other financing arrangements	57,346	23,131
Repayments of other financing arrangements	(7,296)	(1,739)
Interest paid	(112,647)	(65,857)
Lease payments	(29,494)	(34,720)
Net proceeds from issuance of shares	335,562	40,769
Proceeds from exercise of warrants and stock options	2,456	3,465
Transaction costs and other	(13,452)	(5,718)
Cash provided by (used in) financing activities	792,475	92,498
Effect of foreign exchange on cash and cash equivalents	(5,606)	2,939
Increase (decrease) in cash and cash equivalents	47,334	(8,774)
Cash and cash equivalents – beginning of year	191,995	200,769
Cash and cash equivalents – end of year	$ 239,329	$ 191,995